CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 2,145,169	$ 3,464,695	$ 8,678,424	$ 6,630,180	$ 9,559,469	$ 15,577,166
Cost of goods sold	319,158	981,903	1,355,838	2,305,169	4,046,466	7,427,111
Gross profit	1,826,011	2,482,792	7,322,586	4,325,011	5,513,003	8,150,055
Operating expenses:
Selling, general and administrative	3,413,223	3,121,023	11,411,113	11,997,185	15,674,968	19,727,223
Research and development expense	280,576	36,828	799,803	307,796	459,636
Asset Impairment Charges						2,443,930
Depreciation and amortization expense	1,728,829	1,661,362	5,186,486	4,984,084	6,660,438	5,291,107
Total operating expenses	5,422,628	4,819,213	17,397,402	17,289,065	22,795,042	27,462,260
Loss from operations	(3,596,617)	(2,336,421)	(10,074,816)	(12,964,054)	(17,282,039)	(19,312,205)
Change in fair value of derivative liability	1,970,000		9,640,000		(1,680,000)
Interest expense, senior debt	(67,936)	(300,355)	(356,873)	(1,085,347)	(1,323,424)	(2,428,264)
Interest expense, subordinated related party term loans		(669,730)		(1,148,447)	(1,727,455)	(11,416,697)
Loss before income taxes	(1,694,553)	(3,306,506)	(791,689)	(15,197,848)	(22,012,918)	(33,157,166)
Income tax expense (benefit)	2,345	(6,143)	9,045	(49,895)	(1,426,993)	(645,866)
Net loss	$ (1,696,898)	$ (3,300,363)	$ (800,734)	$ (15,147,953)	$ (20,585,925)	$ (32,511,300)
Net loss per common share
Basic (in dollars per share)	$ (0.17)	$ (0.96)	$ (0.08)	$ (4.41)	$ (3.85)	$ (13.22)
Diluted (in dollars per share)	$ (0.17)	$ (0.96)	$ (0.08)	$ (4.41)	$ (3.85)	$ (13.22)
Weighted average common shares outstanding
Basic	9,826,599	3,434,551	9,794,267	3,434,551	5,340,682	2,460,026
Diluted	9,826,599	3,434,551	9,794,267	3,434,551	5,340,682	2,460,026